FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-06440

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Aberdeen Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

MARGARET CAREY, SECRETARY AND CHIEF LEGAL OFFICER, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 2/28, 3/31

DATE OF REPORTING PERIOD: 07/01/2022 - 06/30/2023

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Aberdeen Street Trust

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2023 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2021 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2005 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY ADVISOR FREEDOM INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805168
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY ADVISOR SERIES I MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 315805176
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2005 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FLEX FREEDOM BLEND INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2005 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2005 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM BLEND INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY MT. VERNON STREET TRUST MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316200831
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

FIDELITY SECURITIES FUND MEETING DATE: APR 19, 2023
TICKER: SECURITY ID: 316389386
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reclassification of the Fund from "Diversified" to "Non-Diversified" By Eliminating the Related Fundamental Investment Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2005 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FREEDOM INDEX INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MULTI-ASSET INDEX FUND (FORMERLY KNOWN AS: FIDELITY FOUR-IN-ONE INDEX FUND)
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2010 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2015 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2020 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2025 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2030 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2035 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2040 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2045 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2050 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2055 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2060 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE 2065 FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SUSTAINABLE TARGET DATE INCOME FUND
07/01/2022 - 06/30/2023

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Lisa Goulemas my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2021.

WITNESS my hand on this 1st day of June 2021.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer